Vessels Vessels (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Mar. 20, 2013
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Vessels, net		$ 764,454	$ 66,633	$ 0
Transfer from vessel under construction to and other additions		1,002,912
Transfer from vessel under construction to vessels		1,001,808	67,319
Vessel depreciation	$ 0	(14,263)	$ (686)
Transferred from vessels to held for sale		$ (290,828)